MINING INTERESTS (Details Textual) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2018	Dec. 31, 2017
Mining Interests [Line Items]
Interest costs capitalised		$ 0.0	$ 51.3
Gross carrying amount [member]
Mining Interests [Line Items]
Increase decrease through transfers from construction in progress, inventories	$ 20.4